Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jul. 09, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The following table sets forth information concerning the compensation of our PEO(s) and the other named executive officers for each of the fiscal years ended December 31, 2024, 2023 and 2022 and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO – Wernikoff ($) (1)	Summary Compensation Table Total for PEO – Stibel ($) (1)	Compensation Actually Paid to PEO – Wernikoff ($) (2)	Compensation Actually Paid to PEO – Stibel ($) (2)	Average Summary Compensation Table Total For Non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($) (4)	Adjusted EBITDA ($) (5)
							Total Shareholder Return ($) (3)	Peer Group Total Shareholder Return ($) (3)

2024	12,441,053	61,184,704	(12,431,614)	43,778,341	11,781,128	2,715,864	19.84	92.64	29,962,519	148,113,727

2023	15,952,976	—	20,239,579	—	6,480,194	8,875,106	29.85	71.27	13,953,160	118,691,151

2022	10,398,594	—	(10,419,083)	—	5,676,307	(2,068,778)	20.45	44.15	(48,733,016)	63,704,963

(1)
For the fiscal years ended December 31, 2024, 2023 and 2022, our PEO and remaining non-PEO
named executive officers were as set forth below. For 2024, Mr. Wernikoff served as PEO from January 1, 2024 to July 9, 2024 and Mr. Stibel served as PEO from July 9, 2024 to December 31, 2024.

Year	PEOs	Non-PEO Named Executive Officers

2024	Mr. Stibel and Mr. Wernikoff	Messrs. Watson, Preece and Radhakrishna and Ms. Miller

2023	Mr. Wernikoff	Messrs. Watson, Preece and Radhakrishna and Ms. Miller

2022	Mr. Wernikoff	Messrs. Watson, Preece and Radhakrishna and Ms. Miller

(2)
The following table reflects the adjustments used to calculate compensation actually paid from the summary compensation table amounts for 2024. The summary compensation table amounts and the compensation actually paid amounts do not reflect the actual amount of compensation earned by or paid to our executive officers during the applicable year, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act. For information regarding the decisions made by our Compensation Committee in regards to our executive officers’ compensation for 2024, see the “
Compensation Discussion and Analysis
” section above.

	2024
	PEO - Wernikoff	PEO - Stibel	Average for Non- PEO Named Executive Officers

Total Reported in Summary Compensation Table	12,441,053	61,184,704	11,781,128
(Minus): Reported SCT Value of Equity Awards (a)	(11,237,638)	(60,700,819)	(11,126,042)
Plus/(Minus): Equity Award Adjustments (b)	(13,635,029)	43,294,455	2,060,778

Compensation Actually Paid	(12,431,614)	43,778,341	2,715,864

(a)	The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(b)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The amounts deducted or added in calculating the equity award adjustments are provided in the table below:

	Year End Fair Value of Outstanding and Unvested Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Total Equity Award Adjustments

PEO - Wernikoff	—	—	216,989	(178,808)	(13,673,210)	(13,635,029)

PEO - Stibel	43,035,972	—	258,483	—	—	43,294,455

Non-PEO	6,595,039	(701,759)	214,926	(594,252)	(3,453,176)	2,060,778

(3)
Peer group total shareholder return reflects the Company’s peer group (Nasdaq CTA Internet Index) as reflected in our Annual Report on Form
10-K
for the year ended December 31, 2024 and filed with the SEC on February 26, 2025. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 29, 2021, the date of our IPO.

(4)	Represents net income (loss) reported in our audited financial statements for the applicable year.

(5)
The Company’s most important financial performance measure is Adjusted EBITDA, a non-GAAP
measure. Adjusted EBITDA is defined as set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2024, which was filed with the SEC on February 26, 2025.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			Messrs. Watson, Preece and Radhakrishna and Ms. Miller	Messrs. Watson, Preece and Radhakrishna and Ms. Miller	Messrs. Watson, Preece and Radhakrishna and Ms. Miller
Peer Group Issuers, Footnote	Peer group total shareholder return reflects the Company’s peer group (Nasdaq CTA Internet Index) as reflected in our Annual Report on Form
10-K
			for the year ended December 31, 2024 and filed with the SEC on February 26, 2025. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 29, 2021, the date of our IPO.
Adjustment To PEO Compensation, Footnote
(2)
The following table reflects the adjustments used to calculate compensation actually paid from the summary compensation table amounts for 2024. The summary compensation table amounts and the compensation actually paid amounts do not reflect the actual amount of compensation earned by or paid to our executive officers during the applicable year, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act. For information regarding the decisions made by our Compensation Committee in regards to our executive officers’ compensation for 2024, see the “
Compensation Discussion and Analysis
” section above.

	2024
	PEO - Wernikoff	PEO - Stibel	Average for Non- PEO Named Executive Officers

Total Reported in Summary Compensation Table	12,441,053	61,184,704	11,781,128
(Minus): Reported SCT Value of Equity Awards (a)	(11,237,638)	(60,700,819)	(11,126,042)
Plus/(Minus): Equity Award Adjustments (b)	(13,635,029)	43,294,455	2,060,778

Compensation Actually Paid	(12,431,614)	43,778,341	2,715,864

(a)	The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(b)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The amounts deducted or added in calculating the equity award adjustments are provided in the table below:

	Year End Fair Value of Outstanding and Unvested Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Total Equity Award Adjustments

PEO - Wernikoff	—	—	216,989	(178,808)	(13,673,210)	(13,635,029)

PEO - Stibel	43,035,972	—	258,483	—	—	43,294,455

Non-PEO	6,595,039	(701,759)	214,926	(594,252)	(3,453,176)	2,060,778

Non-PEO NEO Average Total Compensation Amount			$ 11,781,128	$ 6,480,194	$ 5,676,307
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,715,864	8,875,106	(2,068,778)
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table reflects the adjustments used to calculate compensation actually paid from the summary compensation table amounts for 2024. The summary compensation table amounts and the compensation actually paid amounts do not reflect the actual amount of compensation earned by or paid to our executive officers during the applicable year, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act. For information regarding the decisions made by our Compensation Committee in regards to our executive officers’ compensation for 2024, see the “
Compensation Discussion and Analysis
” section above.

	2024
	PEO - Wernikoff	PEO - Stibel	Average for Non- PEO Named Executive Officers

Total Reported in Summary Compensation Table	12,441,053	61,184,704	11,781,128
(Minus): Reported SCT Value of Equity Awards (a)	(11,237,638)	(60,700,819)	(11,126,042)
Plus/(Minus): Equity Award Adjustments (b)	(13,635,029)	43,294,455	2,060,778

Compensation Actually Paid	(12,431,614)	43,778,341	2,715,864

(a)	The amounts included in this column are the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for each applicable year.

(b)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K.
The amounts deducted or added in calculating the equity award adjustments are provided in the table below:

	Year End Fair Value of Outstanding and Unvested Awards Granted in the Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested During the Year	Fair Value as of Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Total Equity Award Adjustments

PEO - Wernikoff	—	—	216,989	(178,808)	(13,673,210)	(13,635,029)

PEO - Stibel	43,035,972	—	258,483	—	—	43,294,455

Non-PEO	6,595,039	(701,759)	214,926	(594,252)	(3,453,176)	2,060,778

Compensation Actually Paid vs. Total Shareholder Return
The following graph reflects the relationship between the compensation actually paid or earned by our named executive officers and (i) the Company’s cumulative total stockholder return and (ii) the cumulative total stockholder return of the Nasdaq CTA Internet index (as disclosed above), in each case, assuming an initial fixed investment of $100 on June 30, 2021, the date of our IPO.

Compensation Actually Paid vs. Net Income			The following graph compares the compensation actually paid to our PEOs, the average compensation actually paid to our non-PEO named executive officers and net income (loss):
Compensation Actually Paid vs. Company Selected Measure			The following graph compares the compensation actually paid to our PEOs, the average compensation actually paid to our non-PEO named executive officers and Adjusted EBITDA:
Total Shareholder Return Vs Peer Group
The following graph reflects the relationship between the compensation actually paid or earned by our named executive officers and (i) the Company’s cumulative total stockholder return and (ii) the cumulative total stockholder return of the Nasdaq CTA Internet index (as disclosed above), in each case, assuming an initial fixed investment of $100 on June 30, 2021, the date of our IPO.

Tabular List, Table
Tabular List of Financial Performance Measures
The following table presents the financial and
non-financial
measures that, in our assessment, represent the most important financial measures used by the Company to link compensation actually paid to our named executive officers to Company performance in 2024. Adjusted EBITDA and revenue, each a financial performance measure, are each used for purposes of determining cash payouts under the Company’s annual bonus plan, as well as achievement of the 2024 PSUs. Adjusted EBITDA and revenue are the only financial performance measures we used to link compensation actually paid to our named executive officers to Company performance in 2024. See above under “
Compensation Discussion and Analysis—Material Elements of Compensation
.” Over time we have considered different performance measures to be the most important, and we would expect them to change in the future as well.

Most Important Performance Measures
Adjusted EBITDA Revenue
All information provided above under the
“Pay-Versus-Performance”
heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Amount			$ 19.84	29.85	20.45
Peer Group Total Shareholder Return Amount			92.64	71.27	44.15
Net Income (Loss)			$ 29,962,519	$ 13,953,160	$ (48,733,016)
Company Selected Measure Amount			148,113,727	118,691,151	63,704,963
PEO Name	Mr. Stibel	Mr. Wernikoff		Mr. Wernikoff	Mr. Wernikoff
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description	The Company’s most important financial performance measure is Adjusted EBITDA, a non-GAAP
measure. Adjusted EBITDA is defined as set forth in the Company’s Annual Report on Form
10-K
			for the year ended December 31, 2024, which was filed with the SEC on February 26, 2025.
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Mr. Wernikoff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 12,441,053	$ 15,952,976	$ 10,398,594
PEO Actually Paid Compensation Amount			(12,431,614)	20,239,579	(10,419,083)
Mr. Stibel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			61,184,704	0	0
PEO Actually Paid Compensation Amount			43,778,341	$ 0	$ 0
PEO | Mr. Wernikoff [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,635,029)
PEO | Mr. Wernikoff [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,237,638)
PEO | Mr. Wernikoff [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Wernikoff [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Wernikoff [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			216,989
PEO | Mr. Wernikoff [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(178,808)
PEO | Mr. Wernikoff [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,673,210)
PEO | Mr. Stibel [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			43,294,455
PEO | Mr. Stibel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(60,700,819)
PEO | Mr. Stibel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			43,035,972
PEO | Mr. Stibel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Stibel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			258,483
PEO | Mr. Stibel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Stibel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,060,778
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,126,042)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,595,039
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(701,759)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			214,926
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(594,252)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (3,453,176)